ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax:     240.497.6530

March 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated January 25, 2012, as supplemented February 9, 2012, for ProShares German Sovereign / Sub-Sovereign ETF, as filed under Rule 497 on February 9, 2012 (SEC Accession No. 0001193125-12-049241).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman
Amy R. Doberman
Chief Legal Officer and Secretary